Cover	Feb. 26, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2026
Entity File Number	001-43044
Entity Registrant Name	Soren Acquisition Corp.
Entity Central Index Key	0002086263
Entity Tax Identification Number	98-1882094
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1000 Brickell Avenue
Entity Address, Address Line Two	Ste 715 PMB 5203
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(305)
Local Phone Number	209-7579
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	SORNU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SORN
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	SORNW
Security Exchange Name	NASDAQ